Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies
Schedule of estimated useful lives for intangible asset class

Software	3 to 10 years
Licenses	8 to 20 years
Technology	8 years

Schedule of estimated useful lives for property, plant and equipment

Leasehold improvements	1 to 15 years
Technical equipment and machines:	3 to 14 years
Other equipment, furniture and fixtures:	3 to 14 years

Schedule of estimated useful lives for right of use assets

Land, Buildings and supply installations	1 to 15 years
Vehicles	3 to 4 years
Other equipment	2 to 5 years